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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-10223

ING Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Senior Income Fund

The schedules are not audited.

Portfolio of Investments
ING Senior Income Fund	as of May 31, 2011 (Unaudited)

	Principal Amount		Borrower/Tranche Description	Fair Value
Senior Loans*: 124.2%
Aerospace & Defense: 2.1%
	$8,000,000		Delta, New Term Loan B, 5.500%, due 04/20/17	$7,944,168
	500,000		Delta, Term Loan B, 4.250%, due 03/07/16	498,360
	473,684		Forgings International Ltd., Tranche B Dollar Term Loan, 4.807%, due 12/18/15	457,697
	473,684		Forgings International Ltd., Tranche C Dollar Term Loan, 5.307%, due 12/20/16	457,697
	2,094,750		Transdigm, Inc., New Term Loan B, 4.000%, due 02/14/17	2,107,281
	2,328,781		United Airlines, Inc., Term Loan B, 2.268%, due 02/03/14	2,262,192
	2,958,333		US Airways, Term Loan, 2.694%, due 03/21/14	2,727,418
				16,454,813
Automobile: 4.5%
	2,570,026		Avis Budget Car Rental, LLC, New Term Loan, 5.750%, due 04/19/14	2,581,784
	3,000,000	(4)	Chrysler Group LLC, Term Loan, due 06/02/17	2,987,100
	1,350,000	(4)	Delphi Corporation, Term Loan B, due 03/31/17	1,356,182
	3,145,543		Dollar Thrifty Automotive Group, Inc., Term Loan B, 2.691%, due 06/15/13	3,141,611
	1,971,206		Federal-Mogul Corporation, Term Loan B, 2.146%, due 12/29/14	1,902,831
	1,005,717		Federal-Mogul Corporation, Term Loan C, 2.139%, due 12/28/15	970,832
	1,503,971		Ford Motor Company, Term Loan B1, 2.950%, due 12/16/13	1,506,082
	5,393,699		Ford Motor Company, Term Loan B2, 2.950%, due 12/16/13	5,397,054
	5,000,000	(4)	KAR Auction Services, Inc., Term Loan B, due 05/19/17	5,025,000
	2,700,000		Metaldyne, LLC, New Term Loan B, 5.250%, due 05/18/17	2,706,750
	1,945,125		Remy International, Inc., Term Loan B, 6.250%, due 12/16/16	1,959,713
	3,984,627		Tomkins, Inc., New Term Loan B, 4.250%, due 09/29/16	4,002,474
	716,205		Transtar Holding Company, Term Loan B, 4.500%, due 12/21/16	722,472
	498,750		UCI International, Inc., New Term Loan B, 5.500%, due 07/26/17	503,634
				34,763,519
Beverage, Food & Tobacco: 4.1%
	2,985,000		Advance Pierre Foods, 1st Lien Term Loan, 7.000%, due 09/30/16	3,011,119
	1,870,921		ARAMARK, Canadian Term Loan, 2.182%, due 01/26/14	1,833,502
	81,204		ARAMARK, Extended Letter of Credit, 3.494%, due 07/26/16	81,292
	1,234,754		ARAMARK, Extended Term Loan B, 3.557%, due 07/26/16	1,236,105
	946,542		Bolthouse Farms, Inc, New 1st Lien Term Loan, 5.502%, due 02/11/16	952,754
	159,919		Darling International Inc., Term Loan, 5.000%, due 12/16/16	161,618
	1,000,000		Del Monte Corporation, Term Loan, 4.500%, due 03/08/18	1,001,478
EUR	2,125,000		Iglo Birds Eye, EUR Term Loan D, 5.950%, due 04/30/16	3,089,174

Portfolio of Investments
ING Senior Income Fund	as of May 31, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
Beverage, Food & Tobacco (continued)
GBP	1,250,000		Iglo Birds Eye, GBP Term Loan E, 5.273%, due 04/29/16	$2,071,282
	$3,000,000	(4)	JBS USA, Inc. (FKA Swift), Term Loan, due 05/16/18	3,003,714
	1,200,000		Michael Foods, Term Loan, 4.250%, due 02/23/18	1,206,300
	7,383,951		Pinnacle Foods Holding Corporation, Tranche B Term Loan, 2.711%, due 04/02/14	7,343,442
EUR	666,192		Selecta, EUR Facility B4, 3.615%, due 06/28/15	893,412
SEK	4,375,000		Selecta, SEK Senior Term Loan B, 4.360%, due 02/07/15	630,307
EUR	536,842		United Biscuits Holdco Limited, EUR Term Loan B2, 3.762%, due 12/15/14	768,971
GBP	2,243,816		United Biscuits Holdco Limited, GBP Term Loan B1, 2.881%, due 12/15/14	3,650,919
	$972,000		Windsor Quality Foods Company, New Term Loan B, 5.000%, due 02/16/17	975,240
				31,910,629
Buildings & Real Estate: 1.9%
	1,000,000		Armstrong World Industries, Inc., New Term Loan B, 4.000%, due 03/09/18	1,006,146
	5,938,406		Capital Automotive L.P., New Term Loan B, 5.000%, due 03/10/17	5,905,002
	995,000		CB Richard Ellis, New Term Loan B, 3.454%, due 11/06/16	995,622
	1,102,384		Contech Construction Products Inc., Term Loan, 5.250%, due 01/31/13	935,649
	991,780		Custom Building Products, Inc., Term Loan B, 5.750%, due 03/19/15	997,978
	1,691,500		Goodman Global Inc., 1st Lien Term Loan, 5.750%, due 10/28/16	1,707,353
	955,273		JMC Steel Group, Term Loan, 4.750%, due 04/03/17	963,023
	1,600,000	(4)	LNR Property Corporation, Term Loan B, due 04/29/16	1,607,000
	698,715		Realogy Corporation, Extended Term Loan, 4.518%, due 10/10/16	652,551
				14,770,324
Cargo Transport: 1.1%
	465,000		Baker Tanks, Inc., Term Loan B, 0.000%, due 06/08/17	467,325
	824,207		Baker Tanks, Inc., Term Loan C, 4.764%, due 05/08/14	824,207
	869,298		Ceva Group PLC, Extended Syn. Letter of Credit, 5.307%, due 08/31/16	855,172
	702,710		Ceva Group PLC, Extended Tranche B EGL Term Loan, 5.273%, due 08/31/16	699,197
	2,168,551		Ceva Group PLC, Extended Tranche B Term Loan, 5.273%, due 08/31/16	2,141,443
	553,155		Dockwise Transport N.V., Tranche B-1 Term Loan, 2.057%, due 04/10/15	536,100
	394,860		Dockwise Transport N.V., Tranche B-2 Term Loan, 2.057%, due 01/11/15	382,685
	466,019		Dockwise Transport N.V., Tranche C-1 Term Loan, 2.932%, due 04/10/16	451,650
	394,860		Dockwise Transport N.V., Tranche C-2 Term Loan, 2.932%, due 01/11/16	382,685
	586,295		Inmar, Inc., Term Loan B, 2.450%, due 04/29/13	576,035
	1,017,805		US Shipping Partners L.P., Restated Term Loan, 9.200%, due 08/07/13	917,721
				8,234,220
Cellular: 0.2%
	1,481,236		NTELOS Inc., New Term Loan B, 4.000%, due 08/07/15	1,486,605
				1,486,605
Chemicals, Plastics & Rubber: 5.3%
	726,294		AZ Chem US Inc., New Term Loan B, 4.750%, due 11/21/16	730,924
	1,042,648		Brenntag Holding GmbH & Co. KG, Acquisition Term Loan, 3.706%, due 01/20/14	1,047,536
	5,313,148		Brenntag Holding GmbH & Co. KG, Term Loan B2, 3.712%, due 01/20/14	5,323,109
	765,000		Chemtura Corporation, Exit Term Loan B, 5.500%, due 08/27/16	771,216

Portfolio of Investments
ING Senior Income Fund	as of May 31, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
Chemicals, Plastics & Rubber (continued)
	$3,251,859		Cristal Inorganic Chemicals, Inc (aka Millenium Inorganic Chemicals), 1st Lien Term Loan, 2.557%, due 05/15/14	$3,250,844
	1,454,206		Diversey Inc, New Term Loan B, 4.000%, due 11/24/15	1,460,114
	597,427		Houghton International, Inc., New Term Loan B, 6.750%, due 01/29/16	602,281
	4,760,155		Huntsman International LLC, Term Loan C, 2.463%, due 06/30/16	4,711,891
	182,050		Ineos US Finance LLC, Term Loan A2, 7.001%, due 12/14/12	190,243
	1,853,162		ISP Chemco Inc., Term Loan, 1.750%, due 06/04/14	1,838,105
	1,640,322		MacDermid, Inc., Term Loan B, 2.191%, due 04/12/14	1,631,609
	3,731,520		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C1, 4.000%, due 05/05/15	3,710,064
	1,668,461		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C2, 4.063%, due 05/05/15	1,658,867
	463,499		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C4, 4.062%, due 05/05/15	464,067
	997,409		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C7, 4.063%, due 05/05/15	991,176
	1,710,000		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C3 Credit Linked Deposit, 2.499%, due 05/05/13	1,658,700
	298,500		Omnova Solutions Inc, Term Loan B, 5.750%, due 05/31/17	301,578
	2,134,728		Polypore Incorporated, Incremental Term Loan, 2.200%, due 07/03/14	2,114,715
	1,057,206		Solutia Inc., New Term Loan B, 3.500%, due 08/01/17	1,062,398
	3,391,500		Styron S.A.R.L., New Term Loan B, 6.000%, due 08/02/17	3,419,663
	666,667		Taminco, Term Loan B2, 2.175%, due 08/31/15	656,667
	666,667		Taminco, Term Loan C2, 3.425%, due 08/31/16	656,667
	2,294,250		Univar Inc., Term Loan B, 5.000%, due 06/30/17	2,297,937
				40,550,371
Containers, Packaging & Glass: 4.4%
	4,639,862		Berry Plastics Corporation, Term Loan C, 2.261%, due 04/03/15	4,471,379
	263,540		Bway Holding Corporation, Canadian Term Loan C, 4.503%, due 02/23/18	265,023
	2,968,360		Bway Holding Corporation, New Term Loan B, 4.503%, due 02/23/18	2,982,584
	2,361,237		Graham Packaging Company, L.P, Term Loan C, 6.750%, due 04/05/14	2,372,053
	995,000		Graham Packaging Company, L.P, Term Loan D, 6.000%, due 09/23/16	1,000,249
	1,005,381		Graphic Packaging International, Inc., Term Loan B, 2.289%, due 05/16/14	1,002,554
	6,078,679		KLEOPATRA LUX 2 S.À. R.L, Senior Term Facility 1, 2.957%, due 01/03/16	5,349,238
EUR	1,000,000		Mivisa Envases SAU (Mivisa), New EUR Term Loan B3, 5.750%, due 01/30/18	1,462,119
	$2,158,295		Pro Mach, Inc, Tranche B Term Loan, 4.500%, due 12/14/11	2,152,900
EUR	1,000,000		Reynolds Group Holdings Limited, Euro Term Loan, 5.000%, due 02/09/18	1,445,940
	$6,100,000		Reynolds Group Holdings Limited, Tranche E Term Loan, 4.250%, due 02/09/18	6,110,016
	2,000,000	(4)	Rock-Tenn Company, Term Loan B, due 03/28/18	2,009,876
	1,000,000	(4)	Xerium Technologies, Inc., 2nd Lien Term Loan, due 05/25/15	1,001,250
EUR	333,000	(4)	Xerium Technologies, Inc., EUR Term Loan B, due 05/22/17	481,897
	$2,000,000	(4)	Xerium Technologies, Inc., New Term Loan B, due 05/22/17	2,011,250
				34,118,328
Data and Internet Services: 8.2%
	1,237,500		Aspect Software, Inc., New Term Loan B, 6.250%, due 04/19/16	1,245,750
	1,650,000		Attachmate Corporation, New Term Loan B, 6.500%, due 04/27/17	1,663,406
	2,094,750		AutoTrader.com, Inc., New Term Loan B, 4.750%, due 12/15/16	2,105,224
	3,329,472		Avaya Inc., Extended Term Loan B3, 4.755%, due 10/26/17	3,249,242

Portfolio of Investments
ING Senior Income Fund	as of May 31, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
Data and Internet Services (continued)
	$1,657,521		Avaya Inc., Term Loan, 3.005%, due 10/24/14	$1,603,237
	2,340,537		Carlson Wagonlit Holdings B.V., Term Loan B2, 4.023%, due 08/04/14	2,333,515
	500,000		CCC Information Services Group, Inc., New Term Loan B, 5.500%, due 11/11/15	502,891
	3,100,000		Dealer Computer Services Inc., New Term Loan B, 3.750%, due 04/20/18	3,114,855
	897,750		Fifth Third Processing Solutions, Term Loan B1, 4.500%, due 11/03/16	901,678
	1,714,514		First American Payment Systems, Term Loan B, 6.750%, due 10/04/16	1,735,945
	2,238,165		First Data Corporation, Term Loan B1, 2.945%, due 09/24/14	2,099,464
	6,287,267		First Data Corporation, Term Loan B2, 2.945%, due 09/24/14	5,897,915
	11,753,629		First Data Corporation, Term Loan B3, 2.945%, due 09/24/14	11,019,639
	3,402,687		Orbitz Worldwide, Inc., Term Loan, 3.227%, due 07/25/14	3,203,630
	1,773,334		Property Data I, Inc., Term Loan, 7.000%, due 12/21/16	1,774,811
	7,591,816	(4)	Sabre Inc., Term Loan B, 2.214%, due 09/30/14	6,843,483
	1,990,000		SAVVIS Communications Corporation, Term Loan, 6.750%, due 08/04/16	2,007,910
	1,400,000	(4)	Ship US Bidco, Inc. (RBS Worldpay), Term Loan B2, 6.250%, due 10/15/17	1,407,657
	1,440,000		Sungard Data Systems Inc, Add on Term Loan, 3.710%, due 02/28/14	1,449,000
	102,618		Sungard Data Systems Inc, Tranche A, 1.955%, due 02/28/14	101,774
	2,776,533		Sungard Data Systems Inc, Tranche B, 3.873%, due 02/26/16	2,782,608
	3,420,000		Trans Union LLC, New Term Loan B, 4.750%, due 02/12/18	3,441,375
	1,542,204		Transfirst Holdings, Inc., Term Loan B, 3.060%, due 06/15/14	1,499,793
	676,705		Travelport, Inc., Extended Delayed Draw Term Loan, 4.741%, due 08/21/15	654,349
	499,179		Travelport, Inc., Extended Term Loan B, 4.741%, due 08/21/15	482,688
	158,600		Travelport, Inc., Tranche S Term Loan, 4.807%, due 08/21/15	153,361
				63,275,200
Diversified / Conglomerate Manufacturing: 1.6%
	2,614,653		Brand Services, Inc., New Term Loan, 2.563%, due 02/07/14	2,520,962
	1,143,354		Brand Services, Inc., Term Loan B 2, 3.563%, due 02/07/14	1,113,817
	2,895,602	(4)	Edwards (Cayman Islands II) Limited (aka BOC Edwards), Extended 1st Lien Term Loan, 5.500%, due 05/31/16	2,896,052
	172,537		EPD, Inc., Delayed Draw Term Loan, 2.700%, due 07/31/14	166,391
	1,204,633		EPD, Inc., Initial Term Loan, 2.700%, due 07/31/14	1,161,718
EUR	586,473	(3)	Ferretti S.p.A, EUR Term Loan B, 0.000%, due 01/31/15	605,868
EUR	581,949	(3)	Ferretti S.p.A, EUR Term Loan C, 0.000%, due 01/31/16	601,194
EUR	101,240	(3)	Ferretti S.p.A, EUR Term Loan G, 0.000%, due 01/31/17	107,015
	$420,000		Manitowoc Company, Inc. (The), New Term Loan B, 4.250%, due 11/13/17	422,450
	1,000,000		Rexnord Corporation / RBS Global, Inc., Term Loan B, 2.791%, due 07/19/13	995,833
	500,000		Sensata Technologies B.V., New Term Loan, 4.000%, due 05/11/18	501,615
	450,000	(4)	Sensus Metering Systems Inc., 1st Lien Term Loan, due 05/09/17	453,094
	400,000	(4)	Sensus Metering Systems Inc., 2nd Lien Term Loan, due 05/09/18	408,250
				11,954,259
Diversified / Conglomerate Service: 5.0%
	4,569,730		Affinion Group, Inc., Tranche B Term Loan, 5.000%, due 10/10/16	4,580,583
	1,561,313		AlixPartners LLP, Term Loan B, 2.308%, due 10/12/13	1,556,922
	250,000		Brock Holdings, Inc., New 2nd Lien Term Loan, 10.500%, due 03/16/18	256,250

Portfolio of Investments
ING Senior Income Fund	as of May 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Diversified / Conglomerate Service (continued)
	$1,200,000		Brock Holdings, Inc., New Term Loan B, 6.000%, due 03/16/17	$1,209,736
3,184,801			Catalina Marketing Corporation, Term Loan, 2.941%, due 10/01/14	3,160,915
1,079,485			Coach America Holdings, Inc., 1st Lien Term Loan, 7.250%, due 04/18/14	895,973
231,317			Coach America Holdings, Inc., Synthetic Letter of Credit, 6.061%, due 04/20/14	191,993
3,283,500			Fidelity National Information Services, Inc., Term Loan B, 5.250%, due 07/18/16	3,303,339
EUR	422,505		ISS Holding A/S, EUR Facility B10, 3.241%, due 12/31/13	603,922
EUR	239,210		ISS Holding A/S, EUR Facility B5, 3.241%, due 12/31/13	341,924
EUR	42,682		ISS Holding A/S, EUR Facility B6, 3.241%, due 12/31/13	61,009
EUR	31,958		ISS Holding A/S, EUR Facility B7, 3.241%, due 12/31/13	45,680
EUR	225,927		ISS Holding A/S, EUR Facility B8, 3.241%, due 12/31/13	322,937
EUR	3,017,890		ISS Holding A/S, EUR Term Loan B9, 3.241%, due 12/31/13	4,313,727
EUR	1,617,426		ISTA International GMBH, EUR Term loan B1 — BankDeal(11138) merge duplicat, 3.241%, due 05/14/15	2,289,464
EUR	377,847		ISTA International GMBH, EUR Term Loan B2 — BankDeal(11138) merge duplicat, 3.241%, due 05/14/15	534,842
	$3,000,000	(4)	MoneyGram International, Inc., Term Loan B, due 11/17/17	3,020,625
3,000,000			NDS Treasury (Americas), New Term Loan B, 4.000%, due 03/12/18	3,009,375
179,453			ServiceMaster Company, Delayed Draw Term Loan, 2.700%, due 07/24/14	175,575
1,802,006			ServiceMaster Company, Term Loan, 2.739%, due 07/24/14	1,763,070
1,656,494			Valleycrest Companies, LLC, Extended Term Loan, 6.500%, due 10/05/15	1,642,000
798,000			Vertafore, Inc., Term Loan, 5.250%, due 07/29/16	803,237
525,734			West Corp, Term Loan B2, 2.732%, due 10/24/13	523,324
2,571,757			West Corp, Term Loan B4, 4.594%, due 07/15/16	2,582,687
1,278,658			West Corp, Term Loan B5, 4.607%, due 07/15/16	1,286,251
				38,475,360
Diversified Nat’l Rsrcs, Precious Metals & Minerals: 0.1%
638,207			Georgia Pacific LLC, New Term Loan C, 3.559%, due 12/23/14	640,379
				640,379
Ecological: 0.4%
590,000			Synagro Technologies, Inc., 2nd Lien Term Loan, 4.950%, due 10/02/14	543,169
952,543			Synagro Technologies, Inc., Term Loan B, 2.200%, due 04/02/14	903,963
1,400,000			Waste Industries USA, Inc., Term Loan B, 4.750%, due 03/17/17	1,406,108
				2,853,240
Electronics: 3.5%
1,500,000			Aeroflex, Inc., Term Loan B, 4.250%, due 05/09/18	1,503,738
417,970			Brocade Communications Systems, Inc., Term Loan B, 7.000%, due 10/07/13	420,582
921,076			CDW LLC, Extended TL, 4.500%, due 07/14/17	919,267
2,900,000			Eagle Parent, Inc., New Term Loan, 5.000%, due 05/16/18	2,873,175
278,624			FCI International S.A.S., Term Loan A1, 2.790%, due 09/30/12	276,535
254,772			FCI International S.A.S., Term Loan A2, 2.790%, due 09/30/12	252,861
7,126,047			Freescale Semiconductor, Inc., Extended Term Loan B, 4.461%, due 12/01/16	7,111,572
EUR	500,000		Infor Enterprise Solutions Holdings, Inc., EUR 2nd Lien Term Loan — BankDeal(10752) merge, 7.490%, due 03/02/14	648,066
	$216,817		Infor Enterprise Solutions Holdings, Inc., Extended Delayed Draw Term Loan, 5.950%, due 07/28/15	215,191
481,250			Infor Enterprise Solutions Holdings, Inc., Extended Dollar Tranche B1, 4.970%, due 07/28/15	470,416

Portfolio of Investments
ING Senior Income Fund	as of May 31, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
Electronics (continued)
EUR	957,500		Infor Enterprise Solutions Holdings, Inc., Extended EUR Initial Term Loan, 6.901%, due 07/28/15	$1,350,332
	$457,831		Infor Enterprise Solutions Holdings, Inc., Extended Initial Term Loan, 5.950%, due 07/28/15	448,818
	463,658		Intersil Corporation, Term Loan, 4.750%, due 04/27/16	466,991
	2,000,000		Kronos Incorporated, 2nd Lien Term Loan, 6.057%, due 06/11/15	1,975,000
	3,538,543		Kronos Incorporated, Initial Term Loan, 2.057%, due 06/11/14	3,497,231
	698,250		Microsemi Corporation, New Term Loan B, 4.000%, due 11/02/17	702,178
	2,400,000		Open Link Financial, Inc., New Term Loan B, 5.250%, due 04/26/18	2,392,500
	625,000		Rovi Corporation, Tranche B Term Loan, 4.000%, due 02/07/18	629,297
	1,043,688		Spansion LLC, Exit Term Loan B, 4.750%, due 01/08/15	1,049,069
				27,202,819
Finance: 2.2%
	378,006		BNY ConvergEx Group, LLC, Eze Term Loan, 5.250%, due 12/19/16	380,074
	900,864		BNY ConvergEx Group, LLC, Top Borrower Term Loan, 5.250%, due 12/19/16	905,790
	4,975,000		Interactive Data Corporation, New Term Loan B, 4.750%, due 02/12/18	5,000,209
	3,162,205		LPL Holdings, Inc., 2015 Extended Term Loan, 4.250%, due 06/25/15	3,181,969
	1,922,739		LPL Holdings, Inc., 2017 Term Loan - Add on, 5.250%, due 06/28/17	1,940,165
	2,557,817		MSCI Inc., Term Loan B1, 3.750%, due 03/14/17	2,580,597
	2,636,835		Nuveen Investments, Inc., Extended Term Loan, 5.791%, due 05/12/17	2,654,141
				16,642,945
Gaming: 4.0%
	1,182,500		Ameristar Casinos Inc., Term Loan B, 4.000%, due 04/13/18	1,189,675
	1,275,000		Caesars Octavius, LLC, Term Loan, 9.261%, due 02/24/17	1,287,352
	362,823		Cannery Casino Resorts, LLC, Delayed Draw Term Loan, 4.443%, due 05/20/13	359,195
	438,735		Cannery Casino Resorts, LLC, Term Loan B, 4.443%, due 05/17/13	434,347
	845,005	(2)(3)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 0.000%, due 06/06/14	232,376
	1,690,010	(2)(3)	Fontainebleau Las Vegas, LLC, Term Loan B, 3.250%, due 06/06/14	464,753
	814,286		Global Cash Access, Inc., Term Loan B, 7.000%, due 03/01/16	822,429
	1,311,980		Golden Nugget, Inc., New Delayed Draw Term Loan, 3.200%, due 06/30/14	1,156,729
	2,305,290		Golden Nugget, Inc., Term Loan B, 3.200%, due 06/30/14	2,032,498
	500,000	(2)(3)	Green Valley Ranch Gaming, LLC, 2nd Lien Term Loan, 0.000%, due 08/16/14	9,844
	1,536,111		Harrahs Operating Company, Inc, Incremental Term Loan B4, 9.500%, due 10/31/16	1,633,253
	4,602,900		Harrahs Operating Company, Inc, Term Loan B1, 3.274%, due 01/28/15	4,294,749
	4,771,982		Harrahs Operating Company, Inc, Term Loan B2, 3.249%, due 01/28/15	4,453,444
	2,616,412		Harrahs Operating Company, Inc, Term Loan B3, 3.274%, due 01/28/15	2,441,251
	997,500		Isle Of Capri Casinos, Inc., New Term Loan B, 4.750%, due 03/24/17	1,003,726
	1,096,395		Las Vegas Sands, LLC, Extended Delayed Draw Term Loan, 3.000%, due 11/23/16	1,079,949
	4,467,385		Las Vegas Sands, LLC, Extended Term Loan B, 3.000%, due 11/23/16	4,397,582
	14,407		Penn National Gaming, Inc., Term Loan B, 1.980%, due 10/03/12	14,386
	19,834		Seminole Tribe Of Florida, Delayed Draw Term Loan B2, 1.813%, due 03/05/14	19,549
	447,566		VML US FINANCE LLC, Delayed Draw Term Loan B, 4.700%, due 05/25/12	448,033
	3,032,651		VML US FINANCE LLC, New Project Term Loan, 4.700%, due 05/27/13	3,031,071
				30,806,191

Portfolio of Investments
ING Senior Income Fund	as of May 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Healthcare, Education and Childcare: 15.3%
	$380,904		Bausch & Lomb, Inc., Delayed Draw Term Loan, 3.441%, due 04/24/15	$380,403
1,566,802			Bausch & Lomb, Inc., Term Loan, 3.531%, due 04/24/15	1,564,741
5,888,144			Biomet Inc., Term Loan B, 3.276%, due 03/25/15	5,865,681
452,469			Bright Horizons Family Solutions Inc., Term Loan B, 7.500%, due 05/28/15	455,768
5,539,722			Catalent Pharma Solutions, Inc., Dollar Term Loan, 2.441%, due 04/10/14	5,406,769
1,416,033			CHG Medical Staffing, Inc., Term Loan B, 7.000%, due 10/05/16	1,430,193
2,028,680			CHS/Community Health Systems, Inc., Extended Term Loan B, 3.754%, due 01/25/17	1,982,402
17,400,388			CHS/Community Health Systems, Inc., Non Extended Term Loan, 2.504%, due 07/25/14	16,844,671
732,207			CHS/Community Health Systems, Inc., Non-Extended Delayed Draw, 2.504%, due 07/25/14	708,822
1,042,388			ConvaTec, Term Loan, 5.750%, due 12/22/16	1,047,437
947,625			Davita Inc., New Term Loan B, 4.500%, due 10/20/16	955,324
5,000,000			Drumm Investors LLC, Term Loan, 5.000%, due 05/04/18	4,929,975
698,015			Emdeon Business Services LLC, 1st Lien Term Loan, 2.200%, due 11/18/13	696,488
535,769			Emdeon Business Services LLC, Incremental Term Loan, 4.500%, due 11/18/13	538,783
3,300,000		(4)	Emergency Medical Services Corporation, Term Loan, due 05/02/18	3,300,591
SEK	41,155		Gambro Holding AB, SEK Term Loan B4, 4.394%, due 06/05/14	6,645
SEK	41,842		Gambro Holding AB, SEK Term Loan B5, 4.394%, due 06/05/14	6,756
SEK	41,842		Gambro Holding AB, SEK Term Loan C3, 5.098%, due 06/05/15	6,756
SEK	41,155		Gambro Holding AB, SEK Term Loan C4, 5.144%, due 06/05/15	6,645
	$32,575		Gambro Holding AB, Term Loan B, 2.445%, due 06/05/14	32,494
32,575			Gambro Holding AB, Term Loan C, 3.195%, due 06/05/15	32,494
2,750,000		(4)	Grifols S.A, Term Loan B, due 11/23/16	2,777,489
2,392,776			Harlan Sprague Dawley, Inc., Term Loan B, 3.730%, due 07/11/14	2,228,273
9,595,778			HCA, Inc., Extended Term Loan B2, 3.557%, due 03/31/17	9,555,793
1,419,552			Health Management Associates, Inc., Term Loan B, 2.057%, due 02/28/14	1,389,209
1,537,292			HGI Holding, Inc., Term Loan B, 6.750%, due 09/29/16	1,557,149
2,350,000		(4)	Iasis Healthcare LLC, Term Loan, due 05/03/18	2,355,875
2,852,735			IM US Holdings, LLC, 1st Lien Term Loan, 2.200%, due 06/26/14	2,818,859
1,000,000			IM US Holdings, LLC, 2nd Lien Term Loan, 4.461%, due 06/26/15	993,750
EUR	1,000,000	(4)	IMS Health Incorporated, New EUR Term Loan B, due 08/25/17	1,454,329
	$4,680,019	(4)	IMS Health Incorporated, New Term Loan B, 4.500%, due 08/25/17	4,695,618
432,250			inVentiv Health Inc., Incremental Term Loan B1, 4.750%, due 08/04/16	434,141
2,123,977			inVentiv Health Inc., Replacement Term Loan B, 4.750%, due 08/04/16	2,133,269
718,597			Medassets, Inc., New Term Loan, 5.250%, due 11/16/16	723,987
EUR	504,944		Nyco Holdings 3 ApS, EUR Term Loan B1 I, 4.950%, due 12/29/14	727,287
EUR	81,310		Nyco Holdings 3 ApS, EUR Term Loan B1 III, 4.950%, due 12/29/14	117,113
EUR	1,317,855		Nyco Holdings 3 ApS, EUR Term Loan B1 Il, 4.950%, due 12/29/14	1,898,149
EUR	51,795		Nyco Holdings 3 ApS, EUR Term Loan B1 IV, 4.950%, due 12/29/14	74,602
EUR	366,234		Nyco Holdings 3 ApS, EUR Term Loan B1 V, 4.950%, due 12/29/14	527,499
EUR	504,819		Nyco Holdings 3 ApS, EUR Term Loan C1 I, 5.700%, due 12/29/15	727,108
EUR	1,317,531		Nyco Holdings 3 ApS, EUR Term Loan C1 II, 5.700%, due 12/29/15	1,897,683

Portfolio of Investments
ING Senior Income Fund	as of May 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Healthcare, Education and Childcare (continued)
EUR	81,290		Nyco Holdings 3 ApS, EUR Term Loan C1 III, 5.700%, due 12/29/15	$117,084
EUR	51,782		Nyco Holdings 3 ApS, EUR Term Loan C1 IV, 5.700%, due 12/29/15	74,584
EUR	366,144		Nyco Holdings 3 ApS, EUR Term Loan C1 V, 5.700%, due 12/29/15	527,370
	$6,500,000		Onex Carestream Finance LP, Term Loan B, 5.000%, due 02/25/17	6,195,313
671,786			Physicians Oncology Services, L.P., New Term Loan B, 6.250%, due 01/31/17	670,946
3,575,000		(4)	Quintiles Transnational Corp., New Term Loan B, due 06/08/18	3,554,891
997,500			Rural/Metro Operating Company, LLC, Term Loan B, 6.000%, due 11/24/16	1,004,358
1,237,500			Skilled Healthcare Group, Inc., Term Loan B, 5.250%, due 04/08/16	1,235,760
1,320,000			Sun Healthcare Group Inc., New Term Loan B, 7.500%, due 10/15/16	1,315,875
2,000,000			Sunquest Information Systems, Inc., Term Loan, 6.250%, due 12/16/16	2,017,500
1,907,856			Surgical Care Affiliates LLC, Term Loan, 2.307%, due 12/29/14	1,877,649
656,274			Team Health, Inc., Term Loan, 2.308%, due 11/23/12	655,454
380,358			United Surgical Partners International, Inc., Delayed Draw Term Loan, 2.220%, due 04/21/14	374,653
2,012,903			United Surgical Partners International, Inc., Term Loan B, 2.249%, due 04/19/14	1,982,710
2,873,047			Universal Health Services, Inc., New Term Loan B, 4.000%, due 11/15/16	2,890,555
990,037			Vanguard Health Holdings Company Ii, LLC, Term Loan B, 5.000%, due 01/29/16	991,894
EUR	2,450,636		VWR International Inc., EUR Term Loan B, 3.740%, due 06/29/14	3,482,529
	$1,450,636		VWR International Inc., Term Loan, 2.691%, due 06/30/14	1,421,623
1,028,571			Warner Chilcott Company LLC, New Term Loan B1, 4.250%, due 03/15/18	1,033,068
514,286			Warner Chilcott Company LLC, New Term Loan B2, 4.250%, due 03/15/18	516,534
707,143			Warner Chilcott Company LLC, New Term Loan B3, 4.250%, due 03/15/18	710,234
				117,937,604
Home & Office Furnishings: 1.4%
EUR	745,552	X	Global Garden Products Italy S.P.A., EUR Term Loan 1, 3.741%, due 08/31/16	943,550
EUR	745,552	X	Global Garden Products Italy S.P.A., EUR Term Loan 2, 3.741%, due 08/31/17	943,550
EUR	364,373		Hilding Anders, EUR Term Loan B — BankDeal(10956) merge duplicate, 4.781%, due 04/25/15	475,114
SEK	20,054,121		Hilding Anders, SEK Term Loan B, 5.770%, due 03/31/15	2,780,990
	$875,552		National Bedding Company, 1st Lien Term Loan, 3.813%, due 02/28/13	866,797
2,500,000		(4)	Springs Window Fashions, LLC, New Term Loan B, due 05/26/17	2,468,750
2,022,151			Springs Window Fashions, LLC, Term Loan B, 3.063%, due 12/31/12	2,013,304
				10,492,055
Insurance: 2.6%
2,352,520			AmWINS Group, Inc., 1st Lien Term Loan, 2.781%, due 06/08/13	2,331,936
1,132,163			Applied Systems Inc., 1st Lien Term Loan, 5.500%, due 12/08/16	1,140,182
350,000			Applied Systems Inc., 2nd Lien Term Loan, 9.250%, due 06/07/17	354,667
2,712,604			C.G. JCF CORP., Term Loan, 3.200%, due 08/01/14	2,675,306
3,060,732			HMSC Corporation, 1st Lien Term Loan, 2.442%, due 04/03/14	2,402,674
531,347			Hub International Limited, Delayed Draw Term Loan, 2.807%, due 06/13/14	524,971
2,363,797			Hub International Limited, Initial Term Loan, 2.807%, due 06/13/14	2,335,431
4,992,308			Sedgwick Holdings, Inc., New Term Loan, 5.000%, due 12/30/16	5,000,045
591,000			USI Holdings Corp., Term Loan C, 7.000%, due 04/15/14	590,015
2,652,967			USI Holdings Corp., Term Loan, 2.700%, due 05/05/14	2,608,198
				19,963,425

Portfolio of Investments
ING Senior Income Fund	as of May 31, 2011 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Leisure, Amusement, Entertainment: 2.6%
	$2,731,869	24 Hour Fitness Worldwide, Inc, New Term Loan, 6.750%, due 04/22/16	$2,718,209
1,506,081		Alpha D2 Limited (Formula One World Championship Limited), Term Loan B, 2.707%, due 12/31/13	1,478,917
1,017,315		Alpha D2 Limited (Formula One World Championship Limited), Term Loan B2, 2.707%, due 12/31/13	998,966
1,815,364		AMF Bowling Worldwide, Inc., Term Loan B, 2.711%, due 06/08/13	1,638,366
3,069,601		Cedar Fair, L.P., New Term Loan B, 4.000%, due 12/15/17	3,090,704
3,369,287		HIT Entertainment, Inc., Term Loan, 5.523%, due 06/01/12	3,341,911
4,195,067		NEP II, INC, Extended Term Loan B2, 3.560%, due 02/16/17	4,179,336
2,593,500		Regal Cinemas Corporation, Term Loan B, 3.557%, due 08/23/17	2,595,391
			20,041,800
Lodging: 0.2%
1,447,500		Audio Visual Services Corporation, New Term Loan, 2.560%, due 02/28/14	1,237,613
			1,237,613
Machinery: 1.3%
480,702		Alliance Laundry Systems LLC, Term Loan B, 6.250%, due 09/30/16	485,308
2,970,506		Bucyrus International, Inc., Term Loan C, 4.250%, due 02/19/16	2,983,019
EUR	500,000	Kion Group GMBH, EUR Floating Rate Note, 5.570%, due 04/15/18	701,098
EUR	1,052,630	Kion Group GMBH, EUR Term Loan B1, 4.700%, due 12/23/14	1,487,347
EUR	989,291	Kion Group GMBH, EUR Term Loan C1, 4.950%, due 12/23/15	1,397,850
	$511,168	Kion Group GMBH, Term Loan B2, 2.461%, due 12/23/14	497,431
511,168		Kion Group GMBH, Term Loan C2, 2.711%, due 12/23/15	497,431
1,936,996		NACCO Materials Handling Group, Inc., Term Loan, 2.059%, due 03/22/13	1,920,047
			9,969,531
Mining, Steel, Iron & Nonprecious Metals: 1.8%
3,600,000		Fairmount Minerals, Ltd., New Term Loan B, 5.250%, due 03/01/17	3,616,499
661,509		Noranda Aluminum Acquisition Corp., Term Loan B, 1.941%, due 05/18/14	655,997
3,665,813		Novelis Inc., New Term Loan B, 4.000%, due 03/10/17	3,689,296
1,820,964		Oxbow Carbon LLC, Extended Term Loan B, 3.800%, due 05/08/16	1,828,171
4,250,000		Walter Energy, Inc., Term Loan B, 4.000%, due 04/02/18	4,270,527
			14,060,490
Non-North American Cable: 1.6%
EUR	235,540	Numericable (YPSO France SAS), EUR Term Loan C Acq, 5.611%, due 12/31/15	318,587
EUR	442,395	Numericable (YPSO France SAS), EUR Term Loan C Recap, 5.611%, due 12/31/15	598,374
EUR	164,673	Numericable (YPSO France SAS), EUR Tranche Acquisition B1, 5.111%, due 06/16/14	223,917
EUR	268,676	Numericable (YPSO France SAS), EUR Tranche Acquisition B2, 5.111%, due 06/16/14	365,338
EUR	426,701	Numericable (YPSO France SAS), EUR Tranche Recap B1, 5.111%, due 06/16/14	580,216
EUR	3,441,622	UPC Broadband Holding B.V, EUR Term Loan S, 4.989%, due 12/31/16	4,939,667
EUR	1,490,144	UPC Broadband Holding B.V, EUR Term Loan U, 5.239%, due 12/31/17	2,143,816
	$341,625	UPC Broadband Holding B.V, Term Loan T, 3.711%, due 12/30/16	342,906
2,593,151		UPC Broadband Holding B.V, Term Loan X, 3.711%, due 12/29/17	2,598,553
			12,111,374

Portfolio of Investments
ING Senior Income Fund	as of May 31, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
North American Cable: 6.2%
	$984,577		Atlantic Broadband, New Term Loan B, 4.000%, due 03/08/16	$989,188
	1,184,375		Block Communications, Inc., Term Loan, 0.000%, due 12/22/11	1,172,531
	1,296,750		Bresnan Communications, LLC, Term Loan B, 4.500%, due 12/14/17	1,305,591
	8,411,449		Cequel Communications, LLC, New Term Loan, 2.209%, due 11/05/13	8,384,508
	13,404,248		Charter Communications Operating, LLC, Extended Term Loan, 3.560%, due 09/06/16	13,435,629
	1,296,750		Knology Inc, New Term Loan B, 4.000%, due 08/18/17	1,299,181
	4,814,906		Mediacom Broadband LLC, Tranche D-1 Term Loan, 0.000%, due 01/31/15	4,708,174
	1,985,000		Mediacom Broadband LLC, Tranche F Term Loan, 4.500%, due 10/23/17	1,992,444
	5,255,947		Mediacom LLC Group, Tranche C Term Loan, 1.920%, due 01/31/15	5,037,499
	1,773,000		Mediacom LLC Group, Tranche D Term Loan, 5.500%, due 03/31/17	1,783,712
	1,823,712		San Juan Cable LLC, 1st Lien Term Loan, 2.060%, due 10/31/12	1,818,392
	5,665,966		Wideopenwest Finance, LLC, Term Loan B, 2.698%, due 06/28/14	5,523,433
				47,450,282
Oil & Gas: 1.3%
	1,943,974		CGGVeritas Services Inc., Term Loan B2, 6.036%, due 01/12/16	1,956,124
	4,308,824		Frac Tech International, LLC, Term Loan B, 6.250%, due 05/06/16	4,321,517
	1,112,339		Hercules Offshore, LLC, Term Loan B, 7.500%, due 07/11/13	1,110,552
	2,650,000		MEG Energy Corp., New Term Loan B, 4.000%, due 03/16/18	2,663,043
				10,051,236
Other Broadcasting and Entertainment: 1.6%
	1,641,750		Getty Images, Inc, New Term Loan, 5.250%, due 11/07/16	1,654,833
	1,995,000		The Weather Channel, New Term Loan B, 4.250%, due 02/13/17	2,011,002
	216,553		VNU, Class A Term Loan, 2.206%, due 08/09/13	216,034
	4,604,457		VNU, Class B Term loan, 3.956%, due 05/02/16	4,616,448
	3,547,791		VNU, Class C Term Loan, 3.456%, due 05/02/16	3,545,889
				12,044,206
Other Telecommunications: 2.6%
	1,496,250		Alaska Communications Systems Holdings, Inc., Term Loan B, 5.500%, due 10/21/16	1,505,976
	327,185	(4)	Asurion, LLC, New 1st Lien Term Loan, due 05/24/18	324,798
	2,700,000	(4)	Asurion, LLC, New 2nd Lien Term Loan, due 05/24/19	2,729,813
EUR	1,312,967		BCM Ireland Holdings Ltd (Eircom), EUR Term Loan B, 3.107%, due 09/30/14	1,706,500
EUR	1,313,237		BCM Ireland Holdings Ltd (Eircom), EUR Term Loan C, 3.357%, due 09/30/15	1,706,850
	$938,165	(2)	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, due 11/01/15	965,221
	3,400,000		MetroPCS Wireless, Inc., Incremental Term Loan B3, 4.000%, due 05/18/18	3,395,751
	1,000,000	(4)	PAETEC Holding Corp, Term Loan, due 04/21/17	1,002,500
	557		tw telecom inc., Extended Term Loan B, 3.450%, due 12/29/16	559
	3,100,000		U.S. Telepacific Corp, New Term Loan B, 5.750%, due 02/23/17	3,096,125
EUR	2,500,000	(4)	Wind Telecommunicazioni S.P.A., EUR Term Loan B1, due 12/15/17	3,625,952
				20,060,045
Personal & Nondurable Consumer Products: 2.5%
	$365,000		Advantage Sales & Marketing, Inc., 2nd Lien Term Loan, 9.250%, due 06/18/18	373,973

Portfolio of Investments
ING Senior Income Fund	as of May 31, 2011 (Unaudited) (continued)

Principal Amount	Borrower/Tranche Description	Fair Value

Personal & Nondurable Consumer Products (continued)
	$1,995,000		Advantage Sales & Marketing, Inc., Term Loan B, 5.250%, due 12/18/17	$2,007,958
	2,441,336		Bushnell, Inc., 1st Lien Term Loan, 4.562%, due 08/24/13	2,398,613
	1,000,303		Fender Musical Instruments Corp., Delayed Draw Term Loan, 2.450%, due 06/09/14	972,795
	1,980,005		Fender Musical Instruments Corp., Term Loan B, 2.450%, due 06/09/14	1,925,555
	993,250		Hillman Group (The), Inc., Term Loan B, 5.000%, due 05/27/16	998,216
	2,188,089		Huish Detergents, Inc., Term Loan B, 2.200%, due 04/26/14	2,113,328
	1,200,000		Information Resources, Inc., New Term Loan B, 0.000%, due 11/28/17	1,203,000
	231,374		Information Resources, Inc., Term Loan B, 5.250%, due 05/16/14	231,374
	1,494,650		Jarden Corporation, New Term Loan B, 3.242%, due 01/31/17	1,506,638
	1,672,779		KIK Custom Products, Inc., 1st Lien Term Loan, 2.530%, due 06/02/14	1,474,136
	286,762		KIK Custom Products, Inc., Canadian Term Loan, 2.530%, due 06/02/14	252,709
	1,000,000	(4)	KIK Custom Products, Inc., Incremental 1st Lien Term Loan, due 05/30/14	995,000
	1,200,000	(4)	Revlon Consumer Products Corporation, New Term Loan B, due 12/01/17	1,204,950
	1,161,706		Spectrum Brands, Inc., New Term Loan B, 5.000%, due 06/17/16	1,173,946
				18,832,191
Personal, Food & Miscellaneous: 3.7%
	3,060,000		Acosta, Inc., Term Loan, 4.750%, due 03/01/18	3,068,798
EUR	1,620,938		Burger King Corporation, New EUR Term Loan B, 4.750%, due 10/19/16	2,341,834
	$3,432,258		Burger King Corporation, New Term Loan B, 4.500%, due 10/19/16	3,429,794
	1,840,000		Dennys, Inc, New Term Loan B, 5.250%, due 02/24/17	1,858,400
	1,811,760		DineEquity Inc., New Term Loan B, 4.250%, due 10/19/17	1,820,494
	500,000	(4)	Dunkin Brands, Inc., Add on Term Loan B, due 11/23/17	501,250
	1,516,200		Dunkin Brands, Inc., New Term Loan B, 4.250%, due 11/23/17	1,519,991
	2,339,286		N.E.W. Customer Services Companies, Inc., Secured Term Loan, 6.000%, due 03/23/16	2,337,337
	2,992,500		NBTY, Inc., New Term Loan B, 4.250%, due 10/02/17	2,997,402
	594,250		OSI Restaurant Partners, Inc., Revolver, 4.035%, due 06/14/13	579,394
	5,867,912		OSI Restaurant Partners, Inc., Term Loan B, 2.500%, due 06/14/14	5,721,213
	1,000,000		Seminole Hard Rock Entertainment, Inc., Floating/Variable - 03/2014 - 816752AA7, 0.000%, due 03/15/14	975,000
	1,414,315		Wendys/Arbys Restaurants, LLC, Term Loan B, 5.000%, due 05/24/17	1,422,714
				28,573,621
Printing & Publishing: 10.2%
	1,255,694		Black Press, Ltd., Term Loan B1, 2.254%, due 08/02/13	1,205,466
	762,386		Black Press, Ltd., Term Loan B2, 2.254%, due 08/02/13	731,890
	2,609,637	(2)	Caribe Information Investments Inc., Term Loan, 0.000%, due 03/31/13	782,891
	7,672,140		Cengage Learning, Inc., Term Loan, 2.440%, due 07/03/14	7,171,057
	1,576,050		Cenveo Corporation, Term Loan B, 6.250%, due 12/21/16	1,590,628
	1,727,932		CW Acquisition Limited Partnership, Tranche C Term Loan, 6.250%, due 07/13/16	1,747,371
	2,037,389		Dex Media East, LLC, New Term Loan, 2.776%, due 10/24/14	1,603,595
	1,939,967		Dex Media West, LLC, New Term Loan, 7.000%, due 10/24/14	1,722,530
	841,151		Flint Group Holdings S.A.R.L., Term Loan B7 AEB, 4.711%, due 12/31/14	839,487
	353,279		Flint Group Holdings S.A.R.L., Term Loan B7 AFB, 4.711%, due 12/31/14	352,580
	2,333,333		Flint Group Holdings S.A.R.L., Term Loan B9, 4.711%, due 05/29/15	2,328,716

Portfolio of Investments
ING Senior Income Fund	as of May 31, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
Printing & Publishing (continued)
	$1,277,104		Flint Group Holdings S.A.R.L., Term Loan C7, 4.711%, due 12/31/15	$1,274,577
	1,645,773		Hanley Wood, LLC, New Term Loan B, 2.563%, due 03/08/14	1,020,379
	1,564,979		Intermedia Outdoor, Inc., 1st Lien Term Loan, 3.057%, due 01/31/13	1,486,730
EUR	1,687,676		Mediannuaire Holding, EUR Term Loan B3, 3.925%, due 10/12/15	1,851,238
EUR	1,686,673		Mediannuaire Holding, EUR Term Loan C2, 3.925%, due 10/12/15	1,850,138
	$4,527,710		Merrill Communications, LLC, Term Loan, 3.200%, due 12/24/12	4,516,390
	1,788,300		Nelson Canada, Term Loan, 2.807%, due 07/05/14	1,645,236
EUR	733,370		PagesJaunes Groupe SA, EUR Term Loan A3, 4.711%, due 11/22/13	987,019
AUD	22,320,730		PBL Media, AUD Term Loan B, 7.425%, due 02/05/13	22,739,142
	$2,136,016		Penton Media, Inc, New Term Loan B, 5.006%, due 08/01/14	1,791,583
	2,783,987		Quad/Graphics, Inc., Term Loan B, 5.500%, due 04/14/16	2,789,786
	4,355,549		R.H. Donnelley Corporation, New Term Loan, 9.000%, due 10/24/14	3,255,773
	2,265,517		Source Media Inc., New Term Loan B - Accuity, 6.500%, due 01/21/17	2,279,677
	713,793		Source Media Inc., New Term Loan B - Source, 6.500%, due 01/21/17	718,254
	2,000,000		Springer Science + Business Media S.A., Term Loan A, 6.752%, due 06/17/16	2,010,000
	7,757,911		SuperMedia, Inc., Exit Term Loan, 11.000%, due 12/31/15	5,112,952
	990,525		Thomas Nelson Publishers, New Term Loan, 9.000%, due 06/14/16	970,715
(2)		(2)	Tribune Company, Term Loan B, 0.000%, due 06/04/14	1,013,846
	1,585,083		Yell Group PLC, New Term Loan B1, 3.941%, due 07/31/14	664,150
				78,053,796
Radio and TV Broadcasting: 5.8%
	694,657		Citadel Broadcasting Corporation, New Term Loan B, 4.250%, due 12/30/16	695,812
	5,000,000	(4)	Clear Channel Communications, Inc., Term Loan B, due 01/28/16	4,385,765
	2,007,994		CMP KC, LLC, Term Loan, 0.000%, due 06/03/11	250,999
	3,703,007		CMP Susquehanna Corporation, Term Loan, 2.250%, due 05/05/13	3,658,089
	1,885,545		FoxCo Acquisition, LLC, Term Loan B, 4.750%, due 07/14/15	1,889,307
	285,714		Hubbard Radio LLC, 2nd Lien Term Loan, 8.750%, due 04/30/18	291,429
	850,000		Hubbard Radio LLC, Term Loan B, 5.250%, due 04/28/17	857,969
	2,210,349		Local TV Finance, LLC, Term Loan B, 2.310%, due 05/07/13	2,171,668
	200,000		Nexstar Broadcasting, Inc., Add on Delayed Draw Term Loan, 0.000%, due 09/30/16	201,750
	500,000		Nexstar Broadcasting, Inc., Delayed Draw Term Loan, 5.565%, due 09/30/16	504,375
	628,997		Nexstar Broadcasting, Inc., Old Mission Term Loan, 5.000%, due 09/30/16	634,501
	983,816		Nexstar Broadcasting, Inc., Term Loan B, 5.565%, due 09/30/16	982,586
	725,000	(4)	Raycom TV Broadcasting, LLC, Term Loan B, due 05/31/17	726,133
	1,770,043	X	Regent Communications, Secured Cash Term Loan, 5.250%, due 04/27/14	1,734,642
	951,045		Sinclair Television Group, Inc, New Term Loan B, 4.000%, due 10/28/16	955,404
	2,308,993		Spanish Broadcasting Systems, 1st Lien Term Loan, 2.060%, due 06/11/12	2,241,628
	23,287,182		Univision Communications, Inc., Extended Term Loan, 4.441%, due 03/31/17	22,550,725
				44,732,782
Retail Stores: 8.8%
	1,890,500		Amscan Holdings, Inc., Term Loan B, 6.750%, due 12/04/17	1,902,907
	5,486,250		Burlington Coat Factory, Term Loan B, 6.250%, due 02/18/17	5,496,537

Portfolio of Investments
ING Senior Income Fund	as of May 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Retail Stores (continued)
	$2,824,681		Claires Stores, Inc., Term Loan B, 3.051%, due 05/29/14	$2,610,085
1,975,870			Dollar General Corporation, Tranche B-1 Term Loan, 2.973%, due 07/07/14	1,975,372
1,950,000			General Nutrition Centers, Inc., New Term Loan B, 4.250%, due 03/02/18	1,955,119
3,974,096			Guitar Center, Inc., Extended Term Loan, 5.560%, due 04/10/17	3,792,158
1,995,000			Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 6.500%, due 12/22/17	2,034,900
4,250,000			J. Crew, New Term Loan B, 4.750%, due 03/07/18	4,177,287
3,800,000			Jo-Ann Stores, Inc., Term Loan, 4.750%, due 03/16/18	3,770,550
997,500			Leslies Poolmart, Inc., Term Loan B, 4.500%, due 11/21/16	1,004,358
EUR	212,105		Maxeda DIY Group B.V., EUR Term Loan B, 3.987%, due 06/29/15	287,118
EUR	287,895		Maxeda DIY Group B.V., EUR Term Loan B2, 4.005%, due 08/01/15	389,711
EUR	212,105		Maxeda DIY Group B.V., EUR Term Loan C, 4.537%, due 06/27/16	287,118
EUR	287,895		Maxeda DIY Group B.V., EUR Term Loan C2, 4.494%, due 08/01/16	389,711
	$1,339,285		Michaels Stores, Inc., Term Loan B1, 2.563%, due 10/31/13	1,325,638
1,802,365			Michaels Stores, Inc., Term Loan B2, 4.813%, due 07/31/16	1,810,752
6,785,033		(4)	Neiman Marcus Group, Inc, New Term Loan, 5.250%, due 05/16/18	6,757,235
2,970,000			Petco Animal Supplies, Inc., New Term Loan, 4.500%, due 11/24/17	2,974,244
GBP	2,500,000		Pets at Home Group Limited, GBP Term Loan B, 5.628%, due 01/24/17	4,154,129
EUR	189,372		Picard Groupe, EUR Term Loan B1, 5.320%, due 09/14/17	275,166
EUR	810,628		Picard Groupe, EUR Term Loan B2, 5.320%, due 09/14/17	1,177,878
	$1,100,000		Pilot Travel Centers LLC, New Term Loan B, 4.250%, due 03/30/18	1,106,789
3,744,247			Rite Aid Corporation, Term Loan B, 1.953%, due 06/04/14	3,597,207
474,298			Rite Aid Corporation, Tranche 5, 4.500%, due 02/28/18	469,851
1,500,000			Savers, New Term Loan B, 4.250%, due 03/03/17	1,509,050
3,631,898			The Gymboree Corporation, New Term Loan, 5.000%, due 02/23/18	3,568,339
700,000		(4)	Toys “R” Us, Inc., Incremental Term Loan B2, due 06/14/18	695,359
2,823,663			Toys “R” Us, Inc., New Term Loan, 6.000%, due 09/01/16	2,834,440
EUR	1,863,011		Vivarte S.A.S., EUR Facility B1, 3.250%, due 03/09/15	2,585,886
EUR	1,863,011		Vivarte S.A.S., EUR Facility C1, 3.750%, due 03/08/16	2,585,886
				67,500,780
Satellite: 0.3%
2,000,000			Intelsat Jackson Holdings S.A., Tranche B Term Loan, 5.250%, due 04/02/18	2,015,694
				2,015,694
Telecommunications Equipment: 1.5%
1,216,143			CommScope, Inc., New Term Loan B, 5.000%, due 01/14/18	1,224,504
GBP	3,357,312		Macquarie UK Broadcast Ventures Limited, GBP Term Loan A2, 2.877%, due 12/01/14	5,111,492
	$1,266,825		Syniverse Holdings, Inc., Term Loan B, 5.250%, due 12/21/17	1,276,920
EUR	1,500,000		TDF SA, EUR Term Loan B, 3.232%, due 01/30/15	1,980,332
EUR	1,500,000		TDF SA, EUR Term Loan C, 3.482%, due 01/29/16	1,980,332
				11,573,580
Textiles & Leather: 02%
EUR	812,852		Phillips-Van Heusen Corporation, New EUR Term Loan B, 4.180%, due 02/26/16	1,171,925
645,662			Phillips-Van Heusen Corporation, New Term Loan B1, 3.500%, due 05/06/16	654,309
				1,826,234

Portfolio of Investments
ING Senior Income Fund	as of May 31, 2011 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Utilities: 4.1%
$2,200,000	(4)	AES Corporation, New Term Loan, due 05/17/18	$2,200,689
3,400,000		Calpine Corp, New Term Loan, 4.500%, due 04/02/18	3,414,450
610,514		FirstLight Power Resources, Inc. (aka NE Energy, Inc.), 2nd Lien Term Loan, 4.813%, due 05/01/14	576,936
940,909		Great Point Power, LLC, Delayed Draw Term Loan, 3.784%, due 03/10/17	950,318
258,928		MACH Gen, LLC., Letter of Credit, 2.307%, due 02/22/13	242,314
2,160,248		NRG Energy, Inc., Extended Letter of Credit, 3.557%, due 08/31/15	2,165,480
827		NRG Energy, Inc., Synthetic Letter of Credit, 2.057%, due 02/01/13	827
1,985,075		Race Point Power, Term Loan, 7.751%, due 11/09/17	1,997,481
22,593,810		Texas Competitive Electric Holdings Company LLC, Extended Term Loan, 4.738%, due 10/10/17	17,890,072
2,000,000		TPF Generation Holdings, LLC, 2nd Lien Term Loan C, 4.557%, due 12/15/14	1,963,750
			31,402,317
		Total Senior Loans
		(Cost $961,635,082)	954,069,858
Other Corporate Debt: 1.2%
Diversified / Conglomerate Manufacturing: 0.3%
1,144,919	(4)	Flextronics International, Ltd., Delayed Draw A-1A Term Loan, 2.443%, due 10/01/14	1,136,809
964,910	(4)	Flextronics International, Ltd., Term Loan A, 2.459%, due 10/01/14	958,076
			2,094,885
Cargo Transport: 0.0%
297,646		US Shipping Partners L.P., Subordinated Term Loan, 2.500%, due 08/07/13	87,309
			87,309
Chemicals, Plastics & Rubber: 0.8%
5,246,158		Lyondell Chemical Company, 11.000% - 05/2018 - 552078BB2, 0.000%, due 05/01/18	5,934,716
			5,934,716
Radio and TV Broadcasting: 0.1%
525,783	X	Regent Communications, Subordinated PIK Term Loan, 12.000%, due 10/27/14	473,205
			473,205
		Total Other Corporate Debt
		(Cost $8,451,225)	8,590,115

Equities and Other Assets: 2.2%

	Description	Market Value
(@), (R), X	Ascend Media (Residual Interest)	$—
(@)	Carador Placing (2,923,549 Common Shares)	2,718,901
(@)	Citadel (31,086 Class B Shares)	1,046,044
(@)	Citadel (37,804 Class A Shares)	1,266,434
(@), X	Contech (Residual Interest)	—

Portfolio of Investments
ING Senior Income Fund	as of May 31, 2011 (Unaudited) (continued)

Equities and Other Assets (continued)

Principal Amount	Borrower/Tranche Description	Fair Value
(@), X	Faith Media Holdings, Inc. (7,725 Class A-1 Shares)	397,817
(@), (R), X	Ferretti SPA (Warrants for 0.161% Participation Interest)	—
(1), (@), (R), X	Gainey Corporation (Residual Interest)	—
(@), X	Global Garden (138,579 Class A3 Shares)	—
(@), X	Global Garden (14,911 Class A1 Shares)	—
(@), X	Glodyne Technoserve, Ltd. (24,471 Common Shares)	187,041
(@), X	Glodyne Technoserve, Ltd. (Escrow Account)	40,225
(@)	Hawaiian Telcom (31,238 Common Shares)	868,416
(@)	Mega Brands Inc (195,762 Common Shares)	94,971
(@)	Metro-Goldwyn-Mayer, Inc. (372,090 Common Shares)	8,465,047
(@), X	Northeast Biofuels (Residual Interest)	—
(1), (@)	RDA Holding Co. (21,230 Common Shares)	720,504
(@), (R), X	Safelite Realty Corporation (30,003 Common Shares)	158,416
(1), (@), (R)	Supermedia, Inc. (42,369 Common Shares)	183,881
(@), X	Townsquare Media, LLC (385,269 Common Shares)	1,113,582
(@), X	Townsquare Media, LLC (385,269 Preferred Shares)	—
(@), X	US Shipping Partners, L.P. (19,404 Common Shares)	—
(@), X	US Shipping Partners, L.P. (275,292 Contingency Rights)	—
	Total for Equities and Other Assets
	(Cost $15,363,417)	17,261,279
	Total Investments (Cost $985,449,724)**	$979,921,252
	Other Assets and Liabilities - Net	(211,662,840)
	Net Assets	$768,258,412

*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Loan is on non-accrual basis.
(4)	Trade pending settlement. Contract rates do not take effect until settlement date.
(@)	Non-income producing security.
(R)	Restricted security.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
AUD	Australian Dollar
GBP	British Pound Stirling
EUR	Euro
SEK	Swedish Kronor
**	For Federal Income Tax purposes cost of investments is $985,485,242.
Net unrealized depreciation consists of the following:
	Gross Unrealized Appreciation	$18,710,079
	Gross Unrealized Depreciation	(24,274,069)
	Net Unrealized Depreciation	$(5,563,990)

Portfolio of Investments
ING Senior Income Fund	as of May 31, 2011 (Unaudited) (continued)

Senior Income Fund

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	05/31/11
Asset Table
Investments, at value
Senior Loans	$—	$950,448,116	$3,621,742	$954,069,858
Other Corporate Debt	—	8,116,910	473,205	8,590,115
Equities and Other Assets	6,899,151	8,465,048	1,897,080	17,261,279
Total Investments, at value	$6,899,151	$967,030,074	$5,992,027	$979,921,252

Other Financial Instruments+
Forward foreign currency contracts	—	1,856,074	—	1,856,074
Unfunded commitments	—	1,480	—	1,480
Total Assets	$6,899,151	$968,887,628	$5,992,027	$981,778,806

Liabilities Table
Other Financial Instruments+
Forward foreign currency contracts	$—	$(2,028,820)	$—	$(2,028,820)
Unfunded commitments	$—	$(17,783)	$—	$(17,783)
Total Liabilities	$—	$(2,046,603)	$—	$(2,046,603)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the periodended May 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	at 02/28/11	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 05/31/11
Senior Loans	$3,550,214	$—	$—	$—	$—	$71,528	$—	$—	$3,621,742
Other Corporate Debt	445,752	—	—	—	—	27,453	—	—	473,205
Equities and Other Assets	1,858,085	—	—	—	—	38,995	—	—	1,897,080
Total	$5,854,051	$—	$—	$—	$—	$137,976	$—	$—	$5,992,027

As of May 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $137,976.

^                  See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+                 Other Financial Instruments are securities or derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, unfunded committments and written options. Forward foreign currency contracts, futures and unfunded commitments are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their fair value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

Portfolio of Investments
ING Senior Income Fund	as of May 31, 2011 (Unaudited) (continued)

At May 31, 2011 the following forward foreign currency contracts were outstanding for ING Senior Income Fund:

				In		Unrealized
			Settlement	Exchange	Fair	Appreciation/
Counterparty	Currency	Buy/Sell	Date	For	Value	(Depreciation)
				USD
State Street Bank	Australian Dollar
	AUD 21,664,000	Sell	06/07/11	$21,424,171	$23,086,659	$(1,662,488)
State Street Bank	British Pound Sterling
	GBP 9,469,000	Sell	06/07/11	15,639,000	15,577,476	61,524
State Street Bank	British Pound Sterling
	GBP 750,000	Sell	07/11/11	1,213,733	1,233,326	(19,593)
State Street Bank	British Pound Sterling
	GBP 1,200,000	Sell	08/08/11	1,980,180	1,972,617	7,563
State Street Bank	Euro
	EUR 41,964,000	Sell	06/07/11	61,796,441	60,343,826	1,452,615
State Street Bank	Euro
	EUR 9,000,000	Sell	07/11/11	12,724,290	12,931,754	(207,464)
State Street Bank	Euro
	EUR 7,238,000	Sell	08/08/11	10,726,354	10,391,982	334,372
State Street Bank	Sweden Kronor
	SEK 8,679,000	Sell	06/07/11	1,357,967	1,404,633	(46,666)
State Street Bank	Sweden Kronor
	SEK 20,910,000	Sell	07/11/11	3,285,460	3,378,069	(92,609)
				$130,147,596	$130,320,342	$(172,746)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 25, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 25, 2011